Finance costs	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Finance costs
26.	Finance costs

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Interest expense from bank borrowings	—	9,149	31,480
Interest expense from lease liabilities	1,097	1,089	783
Others	—	37	697

Finance costs	1,097	10,275	32,960